Derivative Warrants - Summary of Outstanding Derivative Warrants (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares		Dec. 31, 2022 shares $ / shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding	10,051,400		10,051,400
Weighted average contractual life	1 year 7 months 6 days
2020 Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 1.77	[1]
Warrants outstanding	50,000	[1]	50,000	[1]
Weighted average contractual life	2 years 7 months 6 days	[1]
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 1.77	[1]
Warrants outstanding	50,000	[1]	50,000	[1]
Weighted average contractual life	1 year	[1]
New Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 2.29	[2]
Warrants outstanding	9,833,333	[2]	9,833,333	[2]
Weighted average contractual life	1 year 7 months 6 days	[2]
December 2018 Performance Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares			$ 5.51
Warrants outstanding	118,067		118,067
Weighted average contractual life	1 year

[1]	The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.
[2]	The exercise price of the New Warrants was adjusted from USD $15.00 to $2.29 based on the July 26, 2022 Share Consolidation (as defined below) representing a share combination event (note 23(a)).